OTHER EXPENSES (Schedule of Bad Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OTHER EXPENSES [Abstract]
Balance at beginning of period	$ 1,576	$ 4,390	$ 2,084
Provision during the period	1,238	1,576	2,306
Doubtful account classified as bad debt	0	(4,390)	0
Reversal of allowance for doubtful account	(800)	0	0
Balance at end of period	$ 2,014	$ 1,576	$ 4,390